LONG-TERM DEBT (Details 4) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	$ 1,144.6
Borrowings	424.6
Repayments	(367.5)
Fair Value changes	26.1
Interest & Accretion	60.3
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	1,288.1
Long-term borrowings [member]
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	889.5
Borrowings	424.6
Repayments	(305.3)
Fair Value changes	(3.3)
Interest & Accretion	2.2
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	1,007.7
Interest Payable [Member]
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	8.6	[1]
Borrowings	0.0	[1]
Repayments	(59.8)	[1]
Fair Value changes	0.0	[1]
Interest & Accretion	58.1	[1]
Foreign Exchange	0.0	[1]
Liabilities Arising From Financing Activities	6.9	[1]
Gold stream obligation [Member]
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	246.5
Borrowings	0.0
Repayments	(2.4)
Fair Value changes	29.4
Interest & Accretion	0.0
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	$ 273.5

[1]	For the purposes of this reconciliation, interest paid for the year ended December 31, 2017 excludes $3.9 million in standby fees on the Credit Facility and fees on the Company’s issued letters of credit.